Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

15.           Stockholders’ Equity

Common stock – Effective October 25, 2010, in conjunction with the LLC Merger, the members of SG Blocks, LLC received the number of shares of common stock of the Company which was equal to their percentage ownership interest in the LLC.  The total shares issued were 19,498,889 shares.  The total amount of capital contributed to the LLC since its inception was $1,267,533 and was transferred to additional paid in capital of the Company.

Issuance of common stock – For the year ended December 31, 2010, the Company issued 1,313,006 shares of common stock for a total amount of $160,000. For the year ended December 31, 2011, the Company issued 4,844,444 shares of common stock for a total amount of $1,200,000.

Repurchase and retirement of common stock – During 2010, the Company repurchased and retired 358,267 shares of its common stock for a total amount of $50,000.

Private offering memorandum – In September 2010, the Company offered through a private offering memorandum (“PPM”) to sell up to 16,148,148 shares of its common stock at $0.25 per share.  As of December 31, 2010, the Company had sold 11,606,505 shares and raised $2,875,000 through this PPM.

The Company incurred $431,450 in closing costs from the PPM, and also issued warrants valued at $112,349 (see Note 16).

The Company as part of the PPM has share agreements which contain registration rights that have a cash penalty payable monthly to the shareholders equal to 1% of the proceeds of the offering based on certain criteria not being met as defined in the share agreements.  As required under ASC Subtopic 450-20 “Loss Contingencies,” the Company must accrue an estimated loss for a loss contingency if information available before the consolidated financial statements are issued indicates that it is both probable and reasonably estimated.  The Company filed an S-1 registration statement, as required under the PPM, which was declared effective on February 10, 2012. Accordingly, there was no cash penalty and the Company did not record any loss as of December 31, 2010 and December 31, 2011.

Issuance of common stock for services – On May 10, 2011, the Company issued 100,926 shares of common stock for services provided by a contractor. These shares were deemed to have a fair market value of $25,100.  In conjunction with the Merger on November 4, 2011, Ladenburg, received 408,750 shares of common stock for services related to the Merger. These shares were deemed to have a fair market value of $81,750.